RESTRICTED CASH	12 Months Ended
Jun. 30, 2022
RESTRICTED CASH
RESTRICTED CASH

6. RESTRICTED CASH

Restricted cash relates to an amount held in an escrow account by the buyer of the Oregon Property (the “Escrow Account”). The amount held in the Escrow Account is non-interest bearing and restricted for the completion of the buildout of the Oregon Property (Note 11). During the year ended June 30, 2022, there was no amount withdrawn from the Escrow Account. The balance as at June 30, 2022 amounted to $1,033,650 (US $802,500) (2021 - $nil).